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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ];           Amendment Number: ___

    This Amendment (Check only one):
         [ ] is a restatement.     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Bedford Oak Partners, L.P.
Address:   100 South Bedford Road, Mt. Kisco, New York 10549

Form 13F File Number: 28-05207

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Dennis H. Javer
Title: Chief Financial Officer
Phone: (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Dennis H. Javer                 Mt. Kisco, New York         July 20, 2001
-----------------------------       -------------------         ----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total: 96

Form 13F Information Table Value Total: $113,171 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
Form 13F File Number 28-05209
Name   Bedford Oak Advisors, LLC

No.  2
Form 13F File Number 28-05211
Name:  Harvey P. Eisen



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Pete Corp.             COM              003830106      847   439000 SH       SOLE                   439000
Acceptance Insurance           COM              004308102     6161  1208100 SH       SOLE                  1208100
Alaska Communications          COM              01167P101      301    39500 SH       SOLE                    39500
American Classic Voyage        COM              024928103      660   485000 SH       SOLE                   485000
American Pacific Corp.         COM              028740108     1047   147500 SH       SOLE                   147500
Ascential Software Corp        COM              04362P108      165    50000 SH       SOLE                    50000
Avatex                         COM              05349F402      158  1055300 SH       SOLE                  1055300
Ballantyne of Omaha            COM              058516105      146   325000 SH       SOLE                   325000
Boston Scientific              COM              101137107      615    30000 SH       SOLE                    30000
Cache                          COM              127150308      707   217500 SH       SOLE                   217500
Canadian Pacific Ltd.          COM              135923100     2246    70000 SH       SOLE                    70000
Capital Trust                  COM              14052H100     4782   869500 SH       SOLE                   869500
Chart House Enterprise         COM              160902102       25    25000 SH       SOLE                    25000
Citigroup                      COM              172967101     1093    27000 SH       SOLE                    27000
Coastcast                      COM              19057T108     2604   578700 SH       SOLE                   578700
Comcast                        COM              200300200     1076    30000 SH       SOLE                    30000
Coram Health                   COM              218103109      751  2505000 SH       SOLE                  2505000
Cotton States Life             COM              221774102     1030   114500 SH       SOLE                   114500
Danielson Holding 350,000 by P COM              236274106     2283   612100 SH       SOLE                   612100
Davel                          COM              238341101        5    97200 SH       SOLE                    97200
Ditech Comm                    COM              25500M103       84    20000 SH       SOLE                    20000
ECI Telecom                    COM              268258100      500   200000 SH       SOLE                   200000
ECollege.com                   COM              27887E100      198    55000 SH       SOLE                    55000
Epresence Inc.                 COM              294348107      689   223000 SH       SOLE                   223000
Equity Office Properties       COM              294741103     1760    55000 SH       SOLE                    55000
Ezenia!                        COM              302311105       70   129000 SH       SOLE                   129000
Federated Dept warrant $29.92  COM              31410H127       66    35000 SH       SOLE                    35000
Finova Group Inc.              COM              317928109      560   500000 SH       SOLE                   500000
GP Strategies                  COM              36225V104      600   151900 SH       SOLE                   151900
Genus Inc.                     COM              372461103      509   261000 SH       SOLE                   261000
Giant Group                    COM              374503100       76   137700 SH       SOLE                   137700
Glacier Water Service          COM              376395109      426    50000 SH       SOLE                    50000
Hanger Orthopedic Group        COM              41043F208       74    20000 SH       SOLE                    20000
Healtheon / WEBMD CORP         COM              422209106      426   100000 SH       SOLE                   100000
Hexcel                         COM              428291108     1832   458000 SH       SOLE                   458000
IVAX                           COM              465823102     1995    90000 SH       SOLE                    90000
Interland Inc.                 COM              458727104      241   230000 SH       SOLE                   230000
J Net Enterprises              COM              466392107      640   160000 SH       SOLE                   160000
Liberte Investors              COM              530154103      158    50000 SH       SOLE                    50000
Little Switzerland             COM              537528101      179   120000 SH       SOLE                   120000
Meridian Resource              COM              58977Q109     1235   380100 SH       SOLE                   380100
Millenium Cell                 COM              60038B105      374   100000 SH       SOLE                   100000
Nobel Learning                 COM              654889104      181    21900 SH       SOLE                    21900
PE Corp- Celera Grnomics Group COM              69332S201     1205    50000 SH       SOLE                    50000
Pall Corp.                     COM              696429307     1750    90000 SH       SOLE                    90000
Phoenix Technologies           COM              719153108      953    95000 SH       SOLE                    95000
Phospate Resource Partners     COM              719217101      337    95000 SH       SOLE                    95000
Plains Resources               COM              726540503     6934   266700 SH       SOLE                   266700
Quentra Networks               COM              748337102        0   125000 SH       SOLE                   125000
Readers Digest                 COM              755267101     1747    95000 SH       SOLE                    95000
Riddell Sports Inc             COM              765670104      365   193000 SH       SOLE                   193000
Right Start                    COM              766574206     1368   407200 SH       SOLE                   407200
Robert Half Intl. Inc.         COM              770323103      600    30000 SH       SOLE                    30000
Sagent Technology              COM              786693101      195   150000 SH       SOLE                   150000
Shaw Communications            COM              82028K200      709    35000 SH       SOLE                    35000
Silicon Graphics               COM              827056102      184   400000 SH       SOLE                   400000
Strouds Inc.                   COM              863451100        1   138500 SH       SOLE                   138500
Surety Capital                 COM              12612L108     1477   109000 SH       SOLE                   109000
Tycom LTD.                     COM              G9144B106      471    60000 SH       SOLE                    60000
Value Vision                   COM              92047K107     3498   271200 SH       SOLE                   271200
Vignette                       COM              926734104      177    50000 SH       SOLE                    50000
Whitman Educational Group      COM              966524100     4232  1306300 SH       SOLE                  1306300
Witan Group, LLC               COM                             660   531915 SH       SOLE                   531915
Xanser Corp                    COM              98389J103      247   133500 SH       SOLE                   133500
Young Broadcasting             COM              987434107     1148    79200 SH       SOLE                    79200
ZI Corp                        COM              988918108      311    60000 SH       SOLE                    60000
Axyz Co.                       COM              6314330         51    10000 SH       SOLE                    10000
KOKEN LTD                      COM              6496001         82    13000 SH       SOLE                    13000
Kawasaki Safety Svc            COM              6502384         83    18000 SH       SOLE                    18000
Mitsubishi Gas                 COM              6596923         47    25000 SH       SOLE                    25000
Nihon Kohden Corp              COM              6639970         52    19000 SH       SOLE                    19000
Takuma Co.                     COM              6870768        115    15000 SH       SOLE                    15000
Tokyu Corporation              COM              6895084         73    38000 SH       SOLE                    38000
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